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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 7/1/09-6/30/10
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02503
Reporting Period: 07/01/2009 - 06/30/2010
RiverSource Diversified Income Series, Inc.









====================== RiverSource Diversified Bond Fund =======================


RESIDENTIAL ASSET SECURITIES CORP.

Ticker:       GKM            Security ID:  76110WC38
Meeting Date: SEP 15, 2009   Meeting Type: Written Consent
Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent On The Proposed Hamp Amendment  For       Abstain      Management
      To Pooling And Servicingagreement As
      Described In The Material Provided


--------------------------------------------------------------------------------

RESIDENTIAL ASSET SECURITIES CORPORATION - SERIES 2007-KS3 TR

Ticker:                      Security ID:  74924YAB9
Meeting Date: SEP 15, 2009   Meeting Type: Written Consent
Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent On The Proposed Hamp Amendment  For       Abstain      Management
      To Pooling And Servicingagreement As
      Described In The Material Provided


--------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE PRODUCTS INC

Ticker:       RAMP           Security ID:  74978AAA8
Meeting Date: SEP 15, 2009   Meeting Type: Written Consent
Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent On The Proposed Hamp Amendment  For       Abstain      Management
      To Pooling And Servicingagreement As
      Described In The Material Provided.

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Diversified Income Series, Inc.


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.